Parent-Only Financial Statements, Parent-Only Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net income	$ 13,182	$ 21,548	$ 3,377
Other comprehensive income (loss), after tax:
Debt securities	(10,500)	(2,375)	1,487
Derivatives and hedging activities	(1,090)	159	149
Defined benefit plans adjustments	154	349	(181)
Debit valuation adjustments (DVA)	(6)	0	0
Other comprehensive income (loss), after tax	(11,677)	(1,897)	1,505
Wells Fargo comprehensive income	1,503	19,652	4,882
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	13,182	21,548	3,377
Other comprehensive income (loss), after tax:
Debt securities	34	5	(10)
Derivatives and hedging activities	57	49	(2)
Defined benefit plans adjustments	145	347	(178)
Debit valuation adjustments (DVA)	(6)	0	0
Equity in other comprehensive income (loss) of subsidiaries	(11,909)	(2,297)	1,695
Other comprehensive income (loss), after tax	(11,679)	(1,896)	1,505
Wells Fargo comprehensive income	$ 1,503	$ 19,652	$ 4,882